Fair Value Disclosures of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures of Financial Instruments
Schedule of carrying amounts and fair values (as well as the level within the fair value hierarchy to which the valuation relates) of our financial instruments

	Estimated Fair Value				Carrying Amount of Asset (Liability)
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
September 30, 2013
Cash, including restricted cash	121,723	2,024,479 (a)	$—	$2,146,202	$2,146,202
Notes receivable	—	19,818	—	19,818	18,098
Debt financings (including subordinated debt)		(23,491,659)	—	(23,491,659)	(22,273,303)
Derivative liabilities	—	(10,379)	—	(10,379)	(10,379)
Guarantees	—	—	(128,907)	(128,907)	(128,907)
December 31, 2012
Cash, including restricted cash	$605,410	$3,117,565 (a)	$—	$3,722,975	$3,722,975
Notes receivable	—	23,175	—	23,175	23,181
Debt financings (including subordinated debt)	(18,822,645)	(7,160,408)	—	(25,983,053)	(24,342,787)
Derivative assets	—	54	—	54	54
Derivative liabilities	—	(20,933)	—	(20,933)	(20,933)
Guarantees	—	—	(51,947)	(51,947)	(49,268)
(a)
Includes restricted cash of $420.9 million (2013) and $695.4 million (2012).

	Estimated Fair Value					Carrying Amount of Asset (Liability)
	Level 1	Level 2		Level 3	Total
	(Dollars in thousands)
December 31, 2012
Cash, including restricted cash	$605,410	$3,117,565	(a)	$—	$3,722,975	$3,722,975
Notes receivable	—	23,175		—	23,175	23,181
Debt financing (including subordinated debt and foreign currency adjustment)	(18,822,645)	(7,160,408)		—	(25,983,053)	(24,342,787)
Derivative assets	—	53		—	53	53
Derivative liabilities	—	(20,933)	(b)	—	(20,933)	(20,933)
Guarantees	—	—		(51,947)	(51,947)	(49,268)
December 31, 2011
Cash, including restricted cash	$1,565,480	$824,336	(a)	$—	$2,389,816	$2,389,816
Notes receivable	—	8,713		—	8,713	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(18,382,511)	(5,845,534)		—	(24,228,045)	(24,384,272)
Derivative assets	—	198		—	198	198
Derivative liabilities	—	(31,756)	(b)	—	(31,756)	(31,756)
Guarantees	—	—		(34,103)	(34,103)	(21,164)
(a)
Includes restricted cash of $695.4 million (2012) and $414.8 million (2011).

(b)
The balance includes CVA and MVA adjustments of $0.3 million and $6.4 million as of December 31, 2012 and 2011, respectively.